AdvisorDesigns Variable Annuity
      Issued by First Security Benefit Life Insurance and Annuity Company of New York

Supplement Dated March 1, 2005,
To Current Prospectus Dated May 1, 2004

Effective March 1, 2005, the following new Subaccounts are available under the Contract:

  Potomac Dynamic VP HY Bond
  Potomac VP Money Market

The list of Subaccounts on the cover page and under "The Separate Account and the Funds," page 5, is updated to include the new Subaccounts, as follows:

  AIM V.I. Capital Appreciation
  Federated High Income Bond II
  Federated Fund for U.S.
      Government Securities II
  Fidelity VIP Contrafund
  Fidelity VIP Growth Opportunities
  Fidelity VIP Index 500
  Fidelity VIP Investment-
      Grade Bond
  Neuberger Berman AMT Guardian
  Neuberger Berman AMT Partners
  PIMCO VIT Real Return
  PIMCO VIT Total Return
  Potomac Dynamic VP HY Bond
  Potomac VP Money Market
  RVT CLS AdvisorOne Amerigo
  RVT CLS AdvisorOne Clermont
  Rydex VT Arktos
  Rydex VT Banking
  Rydex VT Basic Materials
  Rydex VT Biotechnology
  Rydex VT Consumer Products

  Rydex VT Electronics
  Rydex VT Energy
  Rydex VT Energy Services
  Rydex VT Financial Services
  Rydex VT Health Care
  Rydex VT Internet
  Rydex VT Inverse
      Dynamic Dow 30
  Rydex VT Inverse Mid Cap
  Rydex VT Inverse Small Cap
  Rydex VT Juno
  Rydex VT Large Cap Europe
  Rydex VT Large Cap Growth
  Rydex VT Large Cap Japan
  Rydex VT Large Cap Value
  Rydex VT Leisure
  Rydex VT Long
      Dynamic Dow 30
  Rydex VT Medius
  Rydex VT Mekros
  Rydex VT Mid Cap Growth
  Rydex VT Mid Cap Value

  Rydex VT Nova
  Rydex VT OTC
  Rydex VT Precious Metals
  Rydex VT Real Estate
  Rydex VT Retailing
  Rydex VT Sector Rotation
  Rydex VT Small Cap Growth
  Rydex VT Small Cap Value
  Rydex VT Technology
  Rydex VT Telecommunications
  Rydex VT Titan 500
  Rydex VT Transportation
  Rydex VT U.S.
      Government Bond
  Rydex VT U.S. Government
      Money Market
  Rydex VT Ursa
  Rydex VT Utilities
  Rydex VT Velocity 100
  SBL Global
  SBL Small Cap Value
  Strong Opportunity II

*The Franklin Small Cap, Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate purchase payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time. If you have in effect an Automatic Investment Program, the Dollar Cost Averaging Option, or the Asset Reallocation Option with an allocation to those Subaccounts, you may continue that program or option; provided, however, that the program or option with an allocation to those Subaccounts was in effect prior to May 1, 2004.

The Section, "Administration Charge," page 22, is amended by adding the following sentence:

The administration charge varies by Subaccount and is 0.40% for the Potomac Dynamic VP HY Bond and Potomac VP Money Market Subaccounts.

The following information is added to the Section "Objectives for Underlying Funds," page 38:

The Potomac Insurance Trust  — The Potomac Insurance Trust is an open-end investment company. Shares of The Potomac Insurance Trust's portfolios may be purchased through variable annuity contracts and variable life insurance policies. Rafferty Asset Management, LLC ("Rafferty"), 33 Whitehall Street, 10th Floor, New York, NY 10110, serves as the Fund's investment adviser.

     Dynamic VP HY Bond Fund. Dynamic VP HY Bond Fund (the "Fund") is a series of The Potomac Insurance Trust. The investment adviser of the Fund, Rafferty, has entered into a sub-advisory agreement with Transamerica Investment Management, LLC, which serves as sub-adviser to the Fund.

     Investment Objective: To seek to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

     Potomac VP Money Market Fund. Potomac VP Money Market Fund (the "Fund") is a series of The Potomac Insurance Trust.

     Investment Objective: To seek to provide security of principal, current income and liquidity by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Potomac Insurance Trust's Board of Trustees or Rafferty to present minimal credit risk.

Please Retain This Supplement For Future Reference